UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance International Small-Cap Fund

Class A EILAX

Annual Shareholder Report November 30, 2024

This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.30%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An overweight position in silicon wafer maker SUMCO Corp. hurt returns as a prolonged slowdown in demand for semiconductor wafers led to disappointing earnings

↓ An overweight in telecommunications provider Spark New Zealand Ltd. hurt returns on lower-than-expected earnings due to weak corporate and government demand

↓ An overweight position in Australian hardware and software distributor Dicker Data Ltd. fell in value as a weak macro-economic backdrop led to soft demand

↓ Among sectors, stock selections in consumer discretionary and health care, and selections and an overweight exposure to information technology hurt returns

↑ An overweight position in Japanese building materials company Sanwa Holdings Corp. doubled in value on strong demand and improved pricing that boosted sales

↑ An out-of-Index holding in Zegona Communications PLC doubled in value after it acquired Vodafone Spain and executed related business restructurings

↑ An out-of-Index holding in Australian online classified car advertising firm CAR Group Ltd. grew in value on steady double-digit revenue and earnings growth

↑ Among sectors, stock selections in consumer staples and communication services, and stock selections and an underweight position in energy helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$10,000	$10,000	$10,000
1/16	$8,994	$9,152	$9,249
2/16	$8,852	$8,984	$9,298
3/16	$9,620	$9,569	$10,071
4/16	$9,639	$9,846	$10,389
5/16	$9,743	$9,756	$10,402
6/16	$9,307	$9,429	$9,942
7/16	$9,771	$9,907	$10,532
8/16	$9,781	$9,914	$10,444
9/16	$10,074	$10,036	$10,738
10/16	$9,695	$9,830	$10,419
11/16	$9,468	$9,634	$10,161
12/16	$9,671	$9,964	$10,443
1/17	$10,098	$10,253	$10,819
2/17	$10,233	$10,400	$11,027
3/17	$10,582	$10,686	$11,238
4/17	$11,057	$10,958	$11,635
5/17	$11,522	$11,360	$12,018
6/17	$11,639	$11,340	$12,056
7/17	$12,142	$11,667	$12,480
8/17	$12,181	$11,663	$12,585
9/17	$12,569	$11,953	$12,931
10/17	$12,743	$12,134	$13,113
11/17	$13,024	$12,262	$13,299
12/17	$13,237	$12,458	$13,684
1/18	$13,919	$13,083	$14,322
2/18	$13,297	$12,493	$13,766
3/18	$13,377	$12,268	$13,615
4/18	$13,508	$12,548	$13,822
5/18	$13,438	$12,266	$13,724
6/18	$13,167	$12,116	$13,487
7/18	$13,317	$12,414	$13,564
8/18	$13,217	$12,174	$13,470
9/18	$13,217	$12,280	$13,372
10/18	$11,903	$11,303	$12,098
11/18	$11,823	$11,288	$11,979
12/18	$11,189	$10,740	$11,211
1/19	$12,028	$11,446	$12,162
2/19	$12,269	$11,738	$12,442
3/19	$12,269	$11,812	$12,436
4/19	$12,584	$12,144	$12,776
5/19	$11,986	$11,561	$12,105
6/19	$12,625	$12,247	$12,655
7/19	$12,353	$12,091	$12,599
8/19	$12,195	$11,778	$12,307
9/19	$12,437	$12,115	$12,621
10/19	$12,793	$12,551	$13,139
11/19	$13,286	$12,692	$13,438
12/19	$13,909	$13,105	$14,060
1/20	$13,515	$12,831	$13,653
2/20	$12,418	$11,671	$12,321
3/20	$10,288	$10,113	$10,068
4/20	$11,396	$10,767	$11,247
5/20	$12,440	$11,236	$12,035
6/20	$12,567	$11,618	$12,250
7/20	$12,993	$11,889	$12,720
8/20	$13,749	$12,500	$13,647
9/20	$13,792	$12,175	$13,489
10/20	$13,366	$11,689	$13,054
11/20	$14,687	$13,501	$14,851
12/20	$15,716	$14,129	$15,857
1/21	$15,436	$13,978	$15,816
2/21	$15,683	$14,292	$16,275
3/21	$16,005	$14,621	$16,630
4/21	$16,864	$15,060	$17,318
5/21	$17,240	$15,552	$17,708
6/21	$16,982	$15,377	$17,429
7/21	$17,594	$15,492	$17,693
8/21	$18,088	$15,766	$18,168
9/21	$17,369	$15,308	$17,555
10/21	$17,959	$15,685	$17,909
11/21	$17,133	$14,955	$16,906
12/21	$17,890	$15,720	$17,622
1/22	$16,414	$14,961	$16,418
2/22	$15,937	$14,696	$16,271
3/22	$15,573	$14,791	$16,349
4/22	$14,358	$13,834	$15,213
5/22	$14,301	$13,937	$15,111
6/22	$12,722	$12,644	$13,416
7/22	$13,903	$13,274	$14,332
8/22	$12,813	$12,644	$13,712
9/22	$11,552	$11,461	$12,148
10/22	$12,097	$12,077	$12,692
11/22	$13,665	$13,438	$13,912
12/22	$13,375	$13,448	$13,995
1/23	$14,293	$14,538	$15,066
2/23	$13,800	$14,234	$14,697
3/23	$13,926	$14,587	$14,693
4/23	$14,282	$14,999	$14,952
5/23	$13,788	$14,364	$14,331
6/23	$14,132	$15,018	$14,764
7/23	$14,557	$15,504	$15,432
8/23	$13,937	$14,910	$14,915
9/23	$13,169	$14,400	$14,251
10/23	$12,561	$13,817	$13,410
11/23	$13,914	$15,099	$14,710
12/23	$14,936	$15,901	$15,762
1/24	$14,365	$15,993	$15,492
2/24	$14,482	$16,285	$15,537
3/24	$14,831	$16,821	$16,168
4/24	$14,249	$16,390	$15,702
5/24	$14,796	$17,025	$16,389
6/24	$14,424	$16,750	$15,917
7/24	$15,448	$17,242	$16,802
8/24	$15,821	$17,802	$17,116
9/24	$16,135	$17,967	$17,579
10/24	$14,994	$16,990	$16,574
11/24	$15,261	$17,364	$16,947

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class A	9.63%	2.80%	5.46%
Class A with 5.25% Maximum Sales Charge	3.89%	1.70%	4.83%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	11.88%	5.88%	6.35%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	13.07%	4.35%	6.06%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$16,577,814
# of Portfolio Holdings	103
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$402,343

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Developed Europe
49.4%
Asia
29.0%
North America
11.3%
Australasia/Pacific
10.3%

Value	Value
Australasia/Pacific	10.3%
North America	11.3%
Asia	29.0%
Developed Europe	49.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Diploma PLC	1.9%
BayCurrent, Inc.	1.6%
discoverIE Group PLC	1.6%
JTC PLC	1.6%
Wise PLC, Class A	1.5%
Volution Group PLC	1.5%
Kotobuki Spirits Co. Ltd.	1.5%
CAR Group Ltd.	1.5%
Games Workshop Group PLC	1.5%
As One Corp.	1.4%
Total	15.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report November 30, 2024

EILAX-TSR-AR

Eaton Vance International Small-Cap Fund

Class I EILIX

Annual Shareholder Report November 30, 2024

This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An overweight position in silicon wafer maker SUMCO Corp. hurt returns as a prolonged slowdown in demand for semiconductor wafers led to disappointing earnings

↓ An overweight in telecommunications provider Spark New Zealand Ltd. hurt returns on lower-than-expected earnings due to weak corporate and government demand

↓ An overweight position in Australian hardware and software distributor Dicker Data Ltd. fell in value as a weak macro-economic backdrop led to soft demand

↓ Among sectors, stock selections in consumer discretionary and health care, and selections and an overweight exposure to information technology hurt returns

↑ An overweight position in Japanese building materials company Sanwa Holdings Corp. doubled in value on strong demand and improved pricing that boosted sales

↑ An out-of-Index holding in Zegona Communications PLC doubled in value after it acquired Vodafone Spain and executed related business restructurings

↑ An out-of-Index holding in Australian online classified car advertising firm CAR Group Ltd. grew in value on steady double-digit revenue and earnings growth

↑ Among sectors, stock selections in consumer staples and communication services, and stock selections and an underweight position in energy helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$949,350	$915,186	$924,887
2/16	$935,344	$898,420	$929,811
3/16	$1,015,374	$956,877	$1,007,119
4/16	$1,018,374	$984,580	$1,038,920
5/16	$1,029,380	$975,636	$1,040,224
6/16	$983,365	$942,886	$994,192
7/16	$1,033,380	$990,672	$1,053,245
8/16	$1,034,376	$991,376	$1,044,416
9/16	$1,065,389	$1,003,554	$1,073,754
10/16	$1,025,378	$983,027	$1,041,891
11/16	$1,001,369	$963,449	$1,016,147
12/16	$1,023,371	$996,393	$1,044,282
1/17	$1,068,486	$1,025,296	$1,081,871
2/17	$1,082,838	$1,039,957	$1,102,650
3/17	$1,120,779	$1,068,586	$1,123,750
4/17	$1,171,020	$1,095,776	$1,163,547
5/17	$1,220,245	$1,135,996	$1,201,751
6/17	$1,232,555	$1,133,986	$1,205,575
7/17	$1,286,908	$1,166,697	$1,248,032
8/17	$1,289,979	$1,166,258	$1,258,532
9/17	$1,332,017	$1,195,275	$1,293,058
10/17	$1,350,470	$1,213,425	$1,311,331
11/17	$1,381,229	$1,226,152	$1,329,854
12/17	$1,404,021	$1,245,834	$1,368,379
1/18	$1,477,250	$1,308,324	$1,432,226
2/18	$1,410,390	$1,249,271	$1,376,571
3/18	$1,419,950	$1,226,755	$1,361,508
4/18	$1,433,738	$1,254,765	$1,382,246
5/18	$1,426,305	$1,226,561	$1,372,443
6/18	$1,398,717	$1,211,575	$1,348,729
7/18	$1,414,645	$1,241,399	$1,356,391
8/18	$1,404,037	$1,217,424	$1,347,031
9/18	$1,404,041	$1,227,990	$1,337,229
10/18	$1,265,020	$1,130,252	$1,209,756
11/18	$1,256,535	$1,128,827	$1,197,876
12/18	$1,190,470	$1,074,030	$1,121,089
1/19	$1,279,555	$1,144,615	$1,216,210
2/19	$1,305,166	$1,173,793	$1,244,224
3/19	$1,305,162	$1,181,195	$1,243,593
4/19	$1,338,567	$1,214,404	$1,277,568
5/19	$1,276,209	$1,156,081	$1,210,498
6/19	$1,344,140	$1,224,666	$1,265,512
7/19	$1,315,185	$1,209,117	$1,259,875
8/19	$1,298,481	$1,177,794	$1,230,700
9/19	$1,324,089	$1,211,545	$1,262,106
10/19	$1,363,061	$1,255,074	$1,313,926
11/19	$1,416,509	$1,269,223	$1,343,764
12/19	$1,482,568	$1,310,472	$1,405,961
1/20	$1,441,771	$1,283,100	$1,365,302
2/20	$1,323,884	$1,167,110	$1,232,097
3/20	$1,097,186	$1,011,338	$1,006,834
4/20	$1,215,068	$1,076,673	$1,124,681
5/20	$1,327,287	$1,123,557	$1,203,549
6/20	$1,340,887	$1,161,813	$1,224,957
7/20	$1,387,361	$1,188,894	$1,271,959
8/20	$1,467,831	$1,250,016	$1,364,741
9/20	$1,472,363	$1,217,536	$1,348,873
10/20	$1,428,153	$1,168,922	$1,305,364
11/20	$1,569,833	$1,350,120	$1,485,060
12/20	$1,679,861	$1,412,895	$1,585,660
1/21	$1,650,080	$1,397,842	$1,581,647
2/21	$1,676,411	$1,429,195	$1,627,477
3/21	$1,711,909	$1,462,057	$1,662,983
4/21	$1,804,671	$1,506,049	$1,731,847
5/21	$1,843,611	$1,555,163	$1,770,798
6/21	$1,817,279	$1,537,662	$1,742,921
7/21	$1,882,551	$1,549,239	$1,769,306
8/21	$1,936,371	$1,576,567	$1,816,834
9/21	$1,859,649	$1,530,813	$1,755,494
10/21	$1,922,629	$1,568,464	$1,790,857
11/21	$1,834,456	$1,495,462	$1,690,633
12/21	$1,916,219	$1,572,036	$1,762,249
1/22	$1,759,471	$1,496,069	$1,641,768
2/22	$1,707,221	$1,469,616	$1,627,117
3/22	$1,669,553	$1,479,062	$1,634,852
4/22	$1,539,537	$1,383,374	$1,521,327
5/22	$1,533,462	$1,393,745	$1,511,091
6/22	$1,364,562	$1,264,423	$1,341,636
7/22	$1,492,148	$1,327,429	$1,433,240
8/22	$1,375,498	$1,264,383	$1,371,187
9/22	$1,239,406	$1,146,104	$1,214,759
10/22	$1,298,946	$1,207,735	$1,269,188
11/22	$1,466,631	$1,343,770	$1,391,169
12/22	$1,436,492	$1,344,849	$1,399,501
1/23	$1,534,798	$1,453,751	$1,506,577
2/23	$1,481,958	$1,423,417	$1,469,667
3/23	$1,496,704	$1,458,695	$1,469,305
4/23	$1,534,798	$1,499,878	$1,495,196
5/23	$1,481,958	$1,436,406	$1,433,134
6/23	$1,518,823	$1,501,776	$1,476,437
7/23	$1,565,518	$1,550,368	$1,543,184
8/23	$1,499,162	$1,490,970	$1,491,480
9/23	$1,416,831	$1,440,042	$1,425,101
10/23	$1,351,703	$1,381,660	$1,340,967
11/23	$1,497,933	$1,509,903	$1,470,954
12/23	$1,607,584	$1,590,122	$1,576,182
1/24	$1,546,331	$1,599,273	$1,549,219
2/24	$1,560,082	$1,628,547	$1,553,730
3/24	$1,597,584	$1,682,109	$1,616,817
4/24	$1,535,080	$1,639,033	$1,570,160
5/24	$1,595,083	$1,702,520	$1,638,879
6/24	$1,555,081	$1,675,035	$1,591,660
7/24	$1,665,087	$1,724,175	$1,680,152
8/24	$1,706,339	$1,780,239	$1,711,564
9/24	$1,738,841	$1,796,678	$1,757,935
10/24	$1,617,585	$1,698,973	$1,657,375
11/24	$1,645,636	$1,736,382	$1,694,747

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class I	9.86%	3.04%	5.71%
MSCI EAFE Index (net of foreign withholding taxes)Footnote Reference1	11.88%	5.88%	6.35%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	13.07%	4.35%	6.06%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$16,577,814
# of Portfolio Holdings	103
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$402,343

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Australasia/Pacific	10.3%
North America	11.3%
Asia	29.0%
Developed Europe	49.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Diploma PLC	1.9%
BayCurrent, Inc.	1.6%
discoverIE Group PLC	1.6%
JTC PLC	1.6%
Wise PLC, Class A	1.5%
Volution Group PLC	1.5%
Kotobuki Spirits Co. Ltd.	1.5%
CAR Group Ltd.	1.5%
Games Workshop Group PLC	1.5%
As One Corp.	1.4%
Total	15.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report November 30, 2024

EILIX-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance International Small-Cap Fund (the “Fund”) is a series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following tables present the aggregate fees billed to the Fund for the Fund’s fiscal years ended November 30, 2023 and November 30, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance International Small-Cap Fund

Fiscal Years Ended	11/30/23	11/30/24
Audit Fees	$30,700	$33,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$30,700	$33,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24
Audit Fees	$60,900	$176,700	$116,300	$30,700	$61,800	$172,300	$119,800	$33,900
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$4,350	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$65,250	$176,700	$116,300	$30,700	$61,800	$172,300	$119,800	$33,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24
Registrant(1)	$4,350	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
International Small-Cap Fund
Annual Financial Statements and
Additional Information
November 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information November 30, 2024
Eaton Vance
International Small-Cap Fund

Eaton Vance
International Small-Cap Fund
November 30, 2024
Portfolio of Investments

Common Stocks — 96.9%
Security	Shares	Value
Australia — 9.3%
BlueScope Steel Ltd.	3,820	$ 55,364
CAR Group Ltd.	8,940	243,039
Data#3 Ltd.	40,109	204,417
Dexus	29,574	140,732
Dicker Data Ltd.	26,292	146,246
EBOS Group Ltd.	9,590	216,051
Evolution Mining Ltd.	34,840	115,390
IGO Ltd.	8,131	25,882
Lynas Rare Earths Ltd.(1)	6,021	27,169
Northern Star Resources Ltd.	9,824	112,674
Steadfast Group Ltd.	47,122	179,001
Westgold Resources Ltd.	39,628	73,946
		$ 1,539,911
Austria — 1.0%
BAWAG Group AG(2)	2,032	$ 161,541
		$ 161,541
Belgium — 2.3%
Azelis Group NV	10,920	$ 213,815
KBC Ancora	1,822	91,265
VGP NV	840	70,327
		$ 375,407
Canada — 8.6%
Agnico Eagle Mines Ltd.	1,199	$ 101,099
Allied Properties Real Estate Investment Trust	13,644	177,061
ARC Resources Ltd.	4,327	79,763
ATS Corp.(1)	5,783	189,414
Descartes Systems Group, Inc.(1)	1,439	169,681
Keyera Corp.	4,334	142,914
Killam Apartment Real Estate Investment Trust	13,154	174,272
Lumine Group, Inc.(1)	2,789	84,657
Pan American Silver Corp.	1,948	43,213
Peyto Exploration & Development Corp.	9,999	118,761
TMX Group Ltd.	4,796	151,640
		$ 1,432,475
France — 1.3%
IPSOS SA	4,541	$ 212,656
		$ 212,656
Security	Shares	Value
Germany — 2.7%
Jenoptik AG	8,296	$ 184,389
LEG Immobilien SE	1,585	147,265
Schott Pharma AG & Co. KGaA	3,949	115,722
		$ 447,376
Italy — 6.5%
Amplifon SpA	6,373	$ 162,097
BFF Bank SpA(2)	18,133	172,202
DiaSorin SpA	750	83,981
FinecoBank Banca Fineco SpA	10,002	160,727
Interpump Group SpA	3,797	177,013
Moncler SpA	2,442	119,761
Reply SpA	1,245	199,645
		$ 1,075,426
Japan — 27.9%
As One Corp.	12,927	$ 235,456
Asahi Intecc Co. Ltd.	9,389	163,053
Azbil Corp.	18,280	146,424
BayCurrent, Inc.	7,407	268,550
Chiba Bank Ltd.	27,176	227,207
Cosmos Pharmaceutical Corp.	3,722	183,742
Daiseki Co. Ltd.	8,267	215,682
dip Corp.	5,989	100,974
Fukuoka Financial Group, Inc.	7,579	209,943
Goldwin, Inc.	3,298	196,281
Hoshino Resorts REIT, Inc.	93	137,246
Hoshizaki Corp.	5,514	223,738
JMDC, Inc.	3,470	95,437
Kobe Bussan Co. Ltd.	6,425	162,233
Kotobuki Spirits Co. Ltd.	17,621	245,599
Kyoritsu Maintenance Co. Ltd.	9,096	168,466
LaSalle Logiport REIT	204	196,060
Mani, Inc.	6,715	77,539
Miura Co. Ltd.	6,715	168,265
NOF Corp.	8,264	123,607
Riken Keiki Co. Ltd.	8,795	221,233
Sanwa Holdings Corp.	7,701	232,553
Sumco Corp.	17,133	138,498
T Hasegawa Co. Ltd.	5,267	115,134
Tosei Corp.	12,012	195,973
USS Co. Ltd.	19,326	179,185
		$ 4,628,078

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Luxembourg — 0.2%
APERAM SA	1,247	$ 35,746
		$ 35,746
Netherlands — 3.9%
BE Semiconductor Industries NV	1,083	$ 128,958
Euronext NV(2)	1,772	198,004
IMCD NV	1,494	224,476
Topicus.com, Inc.	997	85,961
		$ 637,399
New Zealand — 1.0%
Spark New Zealand Ltd.	95,652	$ 165,627
		$ 165,627
Portugal — 0.7%
NOS SGPS SA	33,509	$ 122,726
		$ 122,726
Singapore — 0.9%
Daiwa House Logistics Trust	344,573	$ 151,914
		$ 151,914
Spain — 1.7%
Acciona SA	1,224	$ 155,959
Inmobiliaria Colonial Socimi SA	22,492	129,800
		$ 285,759
Sweden — 5.7%
AddTech AB, Class B	6,659	$ 183,438
Boliden AB	1,665	49,750
Indutrade AB	5,094	130,213
Lagercrantz Group AB, Class B	5,158	93,765
Sdiptech AB, Class B(1)	7,673	161,078
SmartCraft ASA(1)	64,222	164,276
SSAB AB, Class B	12,159	55,118
Thule Group AB(2)	3,554	112,021
		$ 949,659
Switzerland — 1.6%
Galenica AG(2)	1,505	$ 131,069
VZ Holding AG	770	127,519
		$ 258,588
United Kingdom — 21.6%
Allfunds Group PLC	20,288	$ 119,583
Security	Shares	Value
United Kingdom (continued)
Cranswick PLC	3,619	$ 228,785
Diploma PLC	5,568	316,822
discoverIE Group PLC	32,806	260,971
Games Workshop Group PLC	1,317	237,352
Grainger PLC	28,304	84,591
Greggs PLC	6,724	231,770
Hilton Food Group PLC	17,369	200,531
Howden Joinery Group PLC	19,300	201,042
Intermediate Capital Group PLC	5,338	144,092
JTC PLC(2)	19,844	256,273
Judges Scientific PLC	1,546	165,380
Premier Foods PLC	63,023	157,059
Shaftesbury Capital PLC	72,888	127,021
Supermarket Income REIT PLC	181,961	165,763
Volution Group PLC	35,292	250,358
Wise PLC, Class A(1)	22,754	256,059
Zegona Communications PLC(1)	40,849	181,313
		$ 3,584,765
Total Common Stocks (identified cost $12,212,019)		$16,065,053

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(3)	414,463	$ 414,463
Total Short-Term Investments (identified cost $414,463)		$ 414,463

Total Investments — 99.4% (identified cost $12,626,482)	$16,479,516
Other Assets, Less Liabilities — 0.6%	$ 98,298
Net Assets — 100.0%	$16,577,814
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $1,031,110 or 6.2% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of November 30, 2024.

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	22.2%	$3,683,782
Financials	14.8	2,455,056
Information Technology	11.9	1,968,150
Real Estate	11.5	1,898,025
Health Care	7.7	1,280,405
Consumer Discretionary	7.5	1,244,836
Consumer Staples	7.1	1,177,949
Materials	5.6	934,092
Communication Services	5.6	925,361
Energy	2.1	341,438
Utilities	0.9	155,959
Short-Term Investments	2.5	414,463
Total Investments	99.4%	$16,479,516

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Statement of Assets and Liabilities

November 30, 2024
Assets
Unaffiliated investments, at value (identified cost $12,212,019)	$16,065,053
Affiliated investments, at value (identified cost $414,463)	414,463
Foreign currency, at value (identified cost $19,389)	19,480
Dividends receivable	103,533
Dividends receivable from affiliated investments	763
Receivable for investments sold	36,794
Receivable for Fund shares sold	5,136
Tax reclaims receivable	47,933
Receivable from affiliates	18,824
Trustees' deferred compensation plan	4,390
Total assets	$16,716,369
Liabilities
Payable for investments purchased	$29,620
Payable to affiliates:
Investment adviser and administration fee	24,091
Distribution and service fees	218
Trustees' fees	637
Trustees' deferred compensation plan	4,390
Payable for custodian fee	24,228
Payable for legal and accounting services	48,316
Accrued expenses	7,055
Total liabilities	$138,555
Net Assets	$16,577,814
Sources of Net Assets
Paid-in capital	$17,733,955
Accumulated loss	(1,156,141)
Net Assets	$16,577,814
Class A Shares
Net Assets	$1,078,593
Shares Outstanding	85,025
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.69
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.39
Class I Shares
Net Assets	$15,499,221
Shares Outstanding	1,218,835
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.72
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Statement of Operations

Year Ended
November 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $133,577)	$1,298,878
Dividend income from affiliated investments	57,284
Total investment income	$1,356,162
Expenses
Investment adviser and administration fee	$492,870
Distribution and service fees:
Class A	2,713
Trustees’ fees and expenses	4,069
Custodian fee	52,998
Transfer and dividend disbursing agent fees	8,013
Legal and accounting services	51,966
Printing and postage	5,695
Registration fees	39,378
Miscellaneous	13,008
Total expenses	$670,710
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$90,527
Total expense reductions	$90,527
Net expenses	$580,183
Net investment income	$775,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,924,866
Foreign currency transactions	(22,875)
Net realized gain	$2,901,991
Change in unrealized appreciation (depreciation):
Investments	$872,303
Foreign currency	(4,604)
Net change in unrealized appreciation (depreciation)	$867,699
Net realized and unrealized gain	$3,769,690
Net increase in net assets from operations	$4,545,669

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Statements of Changes in Net Assets

	Year Ended November 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$775,979	$1,137,839
Net realized gain (loss)	2,901,991	(3,131,369)
Net change in unrealized appreciation (depreciation)	867,699	3,121,587
Net increase in net assets from operations	$4,545,669	$1,128,057
Distributions to shareholders:
Class A	$(50,689)	$(10,863)
Class I	(1,539,701)	(613,137)
Total distributions to shareholders	$(1,590,390)	$(624,000)
Transactions in shares of beneficial interest:
Class A	$(39,708)	$(30,807)
Class I	(42,194,856)	(1,118,722)
Net decrease in net assets from Fund share transactions	$(42,234,564)	$(1,149,529)
Net decrease in net assets	$(39,279,285)	$(645,472)
Net Assets
At beginning of year	$55,857,099	$56,502,571
At end of year	$16,577,814	$55,857,099

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Financial Highlights

	Class A
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$12.13	$12.03	$15.96	$13.79	$12.67
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.21	$0.13	$0.07	$0.04
Net realized and unrealized gain (loss)	1.01	0.01(2)	(3.14)	2.22	1.28
Total income (loss) from operations	$1.16	$0.22	$(3.01)	$2.29	$1.32
Less Distributions
From net investment income	$(0.60)	$(0.12)	$(0.20)	$(0.12)	$(0.20)
From net realized gain	—	—	(0.72)	—	—
Total distributions	$(0.60)	$(0.12)	$(0.92)	$(0.12)	$(0.20)
Net asset value — End of year	$12.69	$12.13	$12.03	$15.96	$13.79
Total Return(3)	9.63%	1.83%	(20.24)%	16.66%	10.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,079	$1,068	$1,090	$703	$1,417
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.47%	1.42%	1.43%	1.41%	1.56%
Net expenses	1.30%(5)	1.30%(5)	1.36%(5)	1.40%	1.40%
Net investment income	1.15%	1.73%	0.99%	0.42%	0.30%
Portfolio Turnover	41%	36%	51%	59%	61%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended November 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Financial Highlights — continued

	Class I
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$12.19	$12.07	$16.03	$13.85	$12.72
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.24	$0.17	$0.13	$0.07
Net realized and unrealized gain (loss)	1.01	0.01(2)	(3.17)	2.20	1.29
Total income (loss) from operations	$1.19	$0.25	$(3.00)	$2.33	$1.36
Less Distributions
From net investment income	$(0.66)	$(0.13)	$(0.24)	$(0.15)	$(0.23)
From net realized gain	—	—	(0.72)	—	—
Total distributions	$(0.66)	$(0.13)	$(0.96)	$(0.15)	$(0.23)
Net asset value — End of year	$12.72	$12.19	$12.07	$16.03	$13.85
Total Return(3)	9.86%	2.13%	(20.05)%	16.86%	10.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,499	$54,789	$55,413	$73,293	$49,028
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.22%	1.17%	1.18%	1.16%	1.31%
Net expenses	1.05%(5)	1.05%(5)	1.11%(5)	1.15%	1.15%
Net investment income	1.43%	1.98%	1.35%	0.82%	0.61%
Portfolio Turnover	41%	36%	51%	59%	61%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended November 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of November 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Notes to Financial Statements — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended November 30, 2024 and November 30, 2023 was as follows:
	Year Ended November 30,
	2024	2023
Ordinary income	$1,590,390	$624,000
During the year ended November 30, 2024, accumulated loss was increased by $1,547,603 and paid-in capital was increased by $1,547,603 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of November 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 4,976
Deferred capital losses	(4,415,748)
Net unrealized appreciation	3,254,631
Accumulated loss	$(1,156,141)
At November 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $4,415,748 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2024, $4,415,748 are short-term.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$13,220,495
Gross unrealized appreciation	$3,834,570
Gross unrealized depreciation	(575,549)
Net unrealized appreciation	$3,259,021
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%
For the year ended November 30, 2024, the investment adviser and administration fee amounted to $492,870 or 0.90% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended November 30, 2024, the investment adviser and administration fee paid was reduced by $1,652 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30% and 1.05% of the Fund’s average daily net assets for Class A and Class I, respectively, through April 1, 2025. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $88,875 in total of the Fund’s operating expenses for the year ended November 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2024, EVM earned $2,247 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charges on sales of Class A shares for the year ended November 30, 2024. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Notes to Financial Statements — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2024 amounted to $2,713 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended November 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $21,432,059 and $63,401,241, respectively, for the year ended November 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended November 30, 2024		Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	3,879	$ 49,867	9,647	$ 116,599
Issued to shareholders electing to receive payments of distributions in Fund shares	3,027	38,219	729	8,476
Redemptions	(9,918)	(127,794)	(12,922)	(155,882)
Net decrease	(3,012)	$ (39,708)	(2,546)	$ (30,807)
Class I
Sales	567,351	$ 7,230,907	434,195	$5,173,548
Issued to shareholders electing to receive payments of distributions in Fund shares	120,658	1,539,701	52,675	613,137
Redemptions	(3,963,316)	(50,965,464)	(582,436)	(6,905,407)
Net decrease	(3,275,307)	$(42,194,856)	(95,566)	$(1,118,722)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2024.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Notes to Financial Statements — continued

9  Affiliated Investments
At November 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $414,463, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the year ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,435,224	$17,102,863	$(18,123,624)	$ —	$ —	$414,463	$57,284	414,463
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$ 4,779,992	$ —	$ 4,779,992
Australasia/Pacific	—	1,705,538	—	1,705,538
Developed Europe	85,961	8,061,087	—	8,147,048
North America	1,432,475	—	—	1,432,475
Total Common Stocks	$1,518,436	$14,546,617*	$ —	$16,065,053
Short-Term Investments	$ 414,463	$ —	$ —	$ 414,463
Total Investments	$1,932,899	$ 14,546,617	$ —	$16,479,516
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended November 30, 2024, the Fund designates approximately $1,125,567, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended November 30, 2024, the Fund paid foreign taxes of $103,029 and recognized foreign source income of $1,374,426.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
International Small-Cap Fund
November 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement (the “Advisory Agreement”) between Eaton Vance International Small-Cap Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement (the “Sub-advisory

Eaton Vance
International Small-Cap Fund
November 30, 2024
Board of Trustees’ Contract Approval — continued

Agreement”) between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the Advisory Agreement and the Sub-advisory Agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement and the Sub-advisory Agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the Sub-advisory Agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the Advisory Agreement and the Sub-advisory Agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
International Small-Cap Fund
November 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EILAX-NCSR    11.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	January 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 24, 2025